Intangible Assets and Goodwill - Key Assumptions Used in Impairment Testing (Details) $ in Thousands	Mar. 31, 2023 CAD ($)	Jun. 30, 2022 CAD ($)
Intangible assets other than goodwill | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 258,228	$ 319,828
Intangible assets other than goodwill | Plant propagation production facilities
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	184,832
Intangible assets other than goodwill | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 78,612
Intangible assets other than goodwill | International Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose		$ 48,052
Intangible assets other than goodwill | Terminal value growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030	0.030
Intangible assets other than goodwill | Terminal value growth rate | Plant propagation production facilities
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030
Intangible assets other than goodwill | Terminal value growth rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030
Intangible assets other than goodwill | Terminal value growth rate | International Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.030
Intangible assets other than goodwill | Discount rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.165	0.150
Intangible assets other than goodwill | Discount rate | Plant propagation production facilities
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.110
Intangible assets other than goodwill | Discount rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.170
Intangible assets other than goodwill | Discount rate | International Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.160
Intangible assets other than goodwill | Budgeted revenue growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.167	0.181
Intangible assets other than goodwill | Budgeted revenue growth rate | Plant propagation production facilities
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.100
Intangible assets other than goodwill | Budgeted revenue growth rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.488
Intangible assets other than goodwill | Budgeted revenue growth rate | International Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.231
Goodwill | Canadian Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 236,345
Goodwill | Canadian Cannabis Operating Segment | Terminal value growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030
Goodwill | Canadian Cannabis Operating Segment | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.165
Goodwill | Canadian Cannabis Operating Segment | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.165
Goodwill | Plant propagation production facilities
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 184,832
Goodwill | Plant propagation production facilities | Terminal value growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030
Goodwill | Plant propagation production facilities | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.110
Goodwill | Plant propagation production facilities | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.100
Goodwill | Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose		$ 264,829
Goodwill | Cannabis Operating Segment | Terminal value growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.030
Goodwill | Cannabis Operating Segment | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.150
Goodwill | Cannabis Operating Segment | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.182
Goodwill | European Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 87,420	$ 69,021
Goodwill | European Cannabis Operating Segment | Terminal value growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030	0.030
Goodwill | European Cannabis Operating Segment | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.170	0.160
Goodwill | European Cannabis Operating Segment | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.488	0.237